Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 187,719	$ 157,601	$ 137,742
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	(16,365)	(3,191)
Unrealized gain on available-for-sale securities arising during the period	24	35	3
Unrealized gain on derivative instrument arising during the period			238
Other comprehensive (loss) income	(16,341)	(3,156)	241
Comprehensive income	171,378	154,445	137,983
Less: comprehensive income attributable to noncontrolling interest	53,027	52,861	47,292
Comprehensive income attributable to Watsco, Inc.	$ 118,351	$ 101,584	$ 90,691